CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,291	$ 4,856	$ 19,787
Adjustments to reconcile net income to net cash provided by operating activities:
Auction rate securities settlement	0	0	(18,500)
Depreciation and amortization (see Note 3 and Note 10e)	295	582	778
Impairment of auction rate securities	0	0	941
Impairment of goodwill	0	586	0
Impairment of intangible asset	0	407	0
Financial loss from available for sale securities	47	0	0
Deferred income taxes, net	(277)	0	113
Accrued severance pay	(138)	134	39
Capital gain on sale of property and equipment, net	(19)	(15)	(10)
Employees share based compensation	61	139	143
Stock- based compensation granted to a customer (deducted from revenues)	332	0	0
Realized loss on sale of available for sale securities	61	0	0
Decrease (increase) in accounts receivable:
Trade	(168)	(352)	2,265
Other	(167)	44	(51)
Decrease (increase) in prepaid expenses and deferred cost of revenues	(705)	(74)	270
Decrease in inventories	1	4	2
Increase (decrease) in accounts payable and accruals:
Trade	505	(207)	(19)
Other	(22)	(336)	(169)
Increase in deferred revenues	288	536	677
Net cash provided by operating activities	4,385	6,304	6,266
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from settlement of auction rate securities	0	0	18,500
Purchase of available for sale securities	(2,505)	0	0
Proceeds from sale of available for sale securities	1,445	0	0
Purchase of property and equipment	(401)	(171)	(367)
Severance pay funds	191	(208)	(416)
Investment in short-term bank deposits	(1,393)	(722)	(2,183)
Proceeds from sale of property and equipment	79	40	194
Net cash provided by (used in) investing activities	(2,584)	(1,061)	15,728
CASH FLOWS FROM FINANCING ACTIVITIES:
Cost of acquisition of treasury shares	0	0	(1,169)
Employee stock options exercised and paid	399	75	0
Dividend paid	(5,968)	(3,686)	(14,780)
Net cash used in financing activities	(5,569)	(3,611)	(15,949)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVALENTS	52	(45)	228
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,716)	1,587	6,273
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	17,582	15,995	9,722
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	13,866	17,582	15,995
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES -
Taxes paid	72	190	85
Supplier credit granted to the company for property and equipment investments	$ 39	$ 0	$ 0